SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On May 11, 2023, the Company filed a Form S-4 proxy statement/prospectus/information statement for the Merger, in which Merger Sub will merge with and into Notable, with Notable surviving as a wholly owned subsidiary of VBL. See Note 1 for more information on the Merger.

NOTE 13 – SUBSEQUENT EVENTS:

a.	On February 15, 2023, VBL entered into an Asset Purchase Agreement which closed on March 9, 2023. For more details see Note 1.

b.	On February 22, 2023, VBL entered into Merger Agreement with Notable and Vibrant Merger Sub, Inc., a Delaware corporation and VBL’s direct, wholly-owned subsidiary (“Merger Sub”). For more details see Note 1.